Impact of New Accounting Pronouncements (Details) - Accounting Standards Update 2016-02 - Scenario, Forecast $ in Millions	Dec. 31, 2019 USD ($)
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, right-of-use asset	$ 100
Operating lease, liability	100
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, right-of-use asset	110
Operating lease, liability	$ 110